14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Supplemental Disclosure With Respect To Cash Flows Details Narrative
Issuance of common shares for mineral property acquisitions	540,000	40,000
Value of shares issued for mineral property acquisitions	$ 378,776	$ 122,189
OTLLC Investments	$ 492,113	$ 1,289,608